Group assets and liabilities - measurement - Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total gains (losses) in income statement:
Total gains (losses) in income statement	$ 537	$ 111
Transfers into level 3	0
Transfers out of Level 3	0
Continuing and discontinued operations
Total gains (losses) in income statement:
Total gains (losses) in income statement		579
Level 3
Total gains (losses) in income statement:
Net unrealised gains (losses) on financial instruments held at the end of the year	19	153
Total gains (losses) in income statement:
Financial instruments at end of period	1,408
Level 3 | Equity securities and holdings in collective investment schemes
Total gains (losses) in income statement:
Financial instruments at end of period	276
At fair value
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	315,259
Total gains (losses) in income statement:
Financial instruments at end of period	377,324	315,259
At fair value | Loans
Total gains (losses) in income statement:
Assets at end of period	3,587
At fair value | Equity securities and holdings in collective investment schemes
Total gains (losses) in income statement:
Assets at end of period	247,281
At fair value | Debt securities
Total gains (losses) in income statement:
Assets at end of period	134,570
At fair value | Other investments (including derivative assets)
Total gains (losses) in income statement:
Assets at end of period	3,047
At fair value | Derivative liabilities
Total gains (losses) in income statement:
Liabilities at end of period	(392)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Total gains (losses) in income statement:
Liabilities at end of period	(5,998)
At fair value | Other financial liabilities
Total gains (losses) in income statement:
Liabilities at end of period	(3,760)
At fair value | Continuing and discontinued operations
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	469,482
Total gains (losses) in income statement:
Financial instruments at end of period		469,482
At fair value | Continuing and discontinued operations | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	6,054
Total gains (losses) in income statement:
Assets at end of period		6,054
At fair value | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	273,484
Total gains (losses) in income statement:
Assets at end of period		273,484
At fair value | Continuing and discontinued operations | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	223,333
Total gains (losses) in income statement:
Assets at end of period		223,333
At fair value | Continuing and discontinued operations | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	12,744
Total gains (losses) in income statement:
Assets at end of period		12,744
At fair value | Continuing and discontinued operations | Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(4,465)
Total gains (losses) in income statement:
Liabilities at end of period		(4,465)
At fair value | Continuing and discontinued operations | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(2,045)
Total gains (losses) in income statement:
Liabilities at end of period		(2,045)
At fair value | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(14,839)
Total gains (losses) in income statement:
Liabilities at end of period		(14,839)
At fair value | Continuing and discontinued operations | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(4,338)
Total gains (losses) in income statement:
Liabilities at end of period		(4,338)
At fair value | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	542
Demerger of UK and Europe operations	(6,206)
Total gains (losses) in income statement:
Net realised gains (losses)	537
Total (losses)/gains recorded as other comprehensive income	(14)
Purchases	336
Sales	(201)
Issues	132
Settlements	72
Financial instruments at end of period	1,408	542
At fair value | Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Demerger of UK and Europe operations	(2,509)
Total gains (losses) in income statement:
Total gains (losses) in income statement	1
Issues	275
Settlements	(234)
Assets at end of period	3,587
At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Demerger of UK and Europe operations	(440)
Total gains (losses) in income statement:
Total gains (losses) in income statement	(11)
Total gains/(losses) recorded as other comprehensive income	3
Purchases	69
Sales	(1)
Assets at end of period	276
At fair value | Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Demerger of UK and Europe operations	(1,498)
Total gains (losses) in income statement:
Total gains (losses) in income statement	6
Sales	(7)
Assets at end of period	6
At fair value | Level 3 | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Demerger of UK and Europe operations	(5,513)
Total gains (losses) in income statement:
Total gains (losses) in income statement	30
Total gains/(losses) recorded as other comprehensive income	(6)
Purchases	269
Sales	(193)
Assets at end of period	1,301
At fair value | Level 3 | Derivative liabilities
Total gains (losses) in income statement:
Net realised gains (losses)	(539)
At fair value | Level 3 | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Demerger of UK and Europe operations	2,045
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Demerger of UK and Europe operations	1,258
Total gains (losses) in income statement:
Purchases	(2)
Liabilities at end of period	(2)
At fair value | Level 3 | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Demerger of UK and Europe operations	451
Total gains (losses) in income statement:
Net realised gains (losses)	(28)
Total (losses)/gains recorded as other comprehensive income	(11)
Issues	(143)
Settlements	306
Liabilities at end of period	(3,760)
At fair value | Level 3 | Continuing and discontinued operations
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	6,752	6,010
Total gains (losses) in income statement:
Net realised gains (losses)		579
Total (losses)/gains recorded as other comprehensive income		(292)
Purchases		2,744
Sales		(1,545)
Issues		(1,200)
Settlements		405
Transfers into level 3		11
Transfers out of level 3		40
Financial instruments at end of period		6,752
At fair value | Level 3 | Continuing and discontinued operations | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	6,054	6,543
Total gains (losses) in income statement:
Total gains (losses) in income statement		(104)
Total gains/(losses) recorded as other comprehensive income		(162)
Purchases		83
Sales		(238)
Issues		373
Settlements		(441)
Assets at end of period		6,054
At fair value | Level 3 | Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	656	502
Total gains (losses) in income statement:
Total gains (losses) in income statement		51
Total gains/(losses) recorded as other comprehensive income		(28)
Purchases		167
Sales		(47)
Transfers into level 3		11
Assets at end of period		656
At fair value | Level 3 | Continuing and discontinued operations | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	1,505	885
Total gains (losses) in income statement:
Total gains (losses) in income statement		(9)
Total gains/(losses) recorded as other comprehensive income		(85)
Purchases		889
Sales		(175)
Assets at end of period		1,505
At fair value | Level 3 | Continuing and discontinued operations | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	6,714	5,985
Total gains (losses) in income statement:
Total gains (losses) in income statement		540
Total gains/(losses) recorded as other comprehensive income		(331)
Purchases		1,605
Sales		(1,085)
Assets at end of period		6,714
At fair value | Level 3 | Continuing and discontinued operations | Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(539)	(693)
Total gains (losses) in income statement:
Net realised gains (losses)		36
Total (losses)/gains recorded as other comprehensive income		34
Transfers out of level 3		84
Liabilities at end of period		(539)
At fair value | Level 3 | Continuing and discontinued operations | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(2,045)	(2,553)
Total gains (losses) in income statement:
Net realised gains (losses)		(31)
Total (losses)/gains recorded as other comprehensive income		133
Settlements		406
Liabilities at end of period		(2,045)
At fair value | Level 3 | Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(1,258)	(559)
Total gains (losses) in income statement:
Net realised gains (losses)		89
Total (losses)/gains recorded as other comprehensive income		111
Issues		(931)
Settlements		76
Transfers out of level 3		(44)
Liabilities at end of period		(1,258)
At fair value | Level 3 | Continuing and discontinued operations | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	$ (4,335)	(4,100)
Total gains (losses) in income statement:
Net realised gains (losses)		7
Total (losses)/gains recorded as other comprehensive income		36
Issues		(642)
Settlements		364
Liabilities at end of period		$ (4,335)